BUSINESS COMBINATION- Additional Details (Details) - USD ($)			8 Months Ended	11 Months Ended	12 Months Ended
	Nov. 01, 2022	Mar. 23, 2022	Nov. 01, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Combination, Separately Recognized Transactions [Line Items]
Common shares, par value, (dollars per share)	$ 0.001		$ 0.001	$ 0.0001	$ 0.0001	$ 0.0001
Weighted-average shares outstanding, basic (in shares)	82,600,000				85,318,000	82,611,789
Earnout shares issued to OmniAb (in shares)	14,999,243
VWAP trading price (dollars per share)	$ 12.5
Threshold trading days	20 days		5 days
Threshold consecutive trading days	30 days
Common shares, shares authorized (in shares)				0	1,000,000,000	0
Preferred stock, shares authorized (in shares)				0	100,000,000	0
Warrant price (dollars per share)	$ 10		$ 10		$ 11.5
Authorized capital stock (in shares)					1,100,000,000
Preferred stock, par value, (dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Amended and Restated Forward Purchase Agreement
Business Combination, Separately Recognized Transactions [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)	1,500,000
Consideration received	$ 15,000,000
Amended and Restated Forward Purchase Agreement - Backstop
Business Combination, Separately Recognized Transactions [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)	8,672,934
Consideration received	$ 86,700,000
Avista Acquisition LP II
Business Combination, Separately Recognized Transactions [Line Items]
Issuance of common stock (in shares)	1,293,299
Forward Purchase Warrants
Business Combination, Separately Recognized Transactions [Line Items]
Warrants outstanding (in shares)		1,666,667
Backstop warrants
Business Combination, Separately Recognized Transactions [Line Items]
Warrants outstanding (in shares)		1,445,489
Public Warrants
Business Combination, Separately Recognized Transactions [Line Items]
Shares cancelled in exchange for common stock (in shares)					1
Shares vesting upon first achievement, percentage				50.00%
Threshold trading days				20 days
Threshold consecutive trading days				30 days
Threshold after closing date				5 years	5 years	5 years
Warrants outstanding (in shares)	7,666,667		7,666,667
Sponsor | Avista Public Acquisition Corp. II
Business Combination, Separately Recognized Transactions [Line Items]
Maximum additional aggregate purchase price		$ 100,000,000
Earnout shares
Business Combination, Separately Recognized Transactions [Line Items]
Commons stock subject to price-based earnout triggers (in shares)	758.42000		758.42000
VWAP trading price (dollars per share)	$ 15
New OmniAb Common Stock
Business Combination, Separately Recognized Transactions [Line Items]
Shares cancelled in exchange for common stock (in shares)	4,900.07000		4,900.07000
Common shares, par value, (dollars per share)	$ 0.0001		$ 0.0001